PENSION PLAN - Expense Recognized in Earnings (Details) - Registered Plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 29	$ 19
Interest on obligation	11	11
Interest on plan assets	(12)	(12)
Pension plan expense	28	18
Operating expenses
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	15	8
General and administrative expense
Disclosure of net defined benefit liability (asset) [line items]
Pension plan expense	$ 13	$ 10